Cover	Oct. 28, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Proficient Auto Logistics, Inc. (the “Company”) is filing this Amendment No. 1 on Form 8-K/A (the “Amendment”) to amend its Current Report on Form 8-K, originally filed with the U.S. Securities and Exchange Commission on October 30, 2024 (the “Original 8-K”) for the sole purpose of supplementing Item 5.02 of the Original 8-K to include additional disclosure regarding Board of Directors (the “Board”) committee assignments. No other revisions have been made to the Original 8-K, and other than as mentioned in the foregoing sentence, this Amendment does not amend, update, or change any other items or disclosures contained in the Original 8-K.
Document Period End Date	Oct. 28, 2024
Entity File Number	001-42035
Entity Registrant Name	Proficient Auto Logistics, Inc.
Entity Central Index Key	0001998768
Entity Tax Identification Number	93-1869180
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12276 San Jose Blvd.
Entity Address, Address Line Two	Suite 426
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32223
City Area Code	(904)
Local Phone Number	506-7918
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	PAL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false